UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter End: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	       		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		November 15, 2004

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		65
Form 13F Information Table Value Total:		$2,403,137

Confidential information has been omitted from this public Form
13F report and filed separately with the Securities and Exchange
Commission.

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                     VALUE  SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X$1000) PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
AT&T Corp                     COMMON     001957505       236   16475 SH        SOLE            16475
AT&T Wireless Svcs Inc        COMMON     00209A106    24528916596000 SH      DEFINED   01   16596000
Aclara Biosciences Inc        COMMON     00461P106       431  109000 SH      DEFINED   01     109000
Advanced Fibre Communicat     COMMON     00754A105     25440 1600000 SH      DEFINED   01    1600000
Alcan Inc                     COMMON     013716105      1777   37166 SH        SOLE            37166
Amgen Inc                     COMMON     031162100      4149   73194 SH        SOLE            73194
Amkor Technology Inc     NOTE 5.750% 6/06031652AN0       875 1000000PRN      DEFINED   01    1000000
Apollo Group Inc               CL A      037604105     53106  723809 SH        SOLE           723809
Atrix Labs Inc                COMMON     04962L101      3069  100000 SH      DEFINED   01     100000
BB&T Corp                     COMMON     054937107      1396   35173 SH        SOLE            35173
Bank of America Corporati     COMMON     060505104     16533  381554 SH        SOLE           381554
Biogen Idec Inc               COMMON     09062X103     40413  660674 SH        SOLE           660674
Boise Cascade Corp            COMMON     097383103      3408  102406 SH        SOLE           102406
Cardinal Health Inc           COMMON     14149Y108      8306  189774 SH        SOLE           189774
Career Education Corp         COMMON     141665109      2069   72770 SH        SOLE            72770
Caremark RX Inc               COMMON     141705103     42522 1325898 SH        SOLE          1325898
Chelsea Ppty Group Inc        COMMON     163421100     66429  990000 SH      DEFINED   01     990000
Conexant Systems Inc          COMMON     207142100      3654 2269338 SH        SOLE          2269338
Conseco Inc                   COMMON     208464883      5298  300000 SH      DEFINED   01     300000
Corinthian Colleges Inc       COMMON     218868107      1348  100000 SH      DEFINED   01     100000
Credence Sys Corp             COMMON     225302108       563   78136 SH        SOLE            78136
Donnelley R R & Sons Co       COMMON     257867101      1020   32565 SH        SOLE            32565
EMC Corp                      COMMON     268648102     29092 2521000 SH        SOLE          2521000
First Data Corp               COMMON     319963104     20488  470980 SH        SOLE           470980
Fisher Scientific Intl In     COMMON     338032204     17784  304882 SH      DEFINED   01     304882
FLYI Inc                      COMMON     34407T104     17650 4514113 SH      DEFINED   01    4514113
General Elec Co               COMMON     369604103     18032  536987 SH        SOLE           536987
Grey Global Group Inc         COMMON     39787M108     49750   50000 SH      DEFINED   01      50000
Hollywood Entmt Corp          COMMON     436141105     20740 2101310 SH      DEFINED   01    2101310
IAC InterActiveCorp           COMMON     44919P102       335   15227 SH        SOLE            15227
Information Hldgs Inc         COMMON     456727106      8646  317500 SH      DEFINED   01     317500
Intercept Inc                 COMMON     45845L107      6743  360000 SH      DEFINED   01     360000
Interstate Bakeries Corp      COMMON     46072H108      2734  701000 SH      DEFINED   01     701000
JPMorgan & Chase & Co         COMMON     46625H100     58658 1476406 SH        SOLE          1476406
Juniper Networks Inc          COMMON     48203R104     33587 1423169 SH        SOLE          1423169
Kerr McGee Corp               COMMON     492386107     26670  465843 SH        SOLE           465843
Mandalay Resort Group         COMMON     562567107    215218 3135000 SH      DEFINED   01    3135000
Manulife Finl Corp            COMMON     56501R106     38620  879051 SH        SOLE           879051
MCI Inc                       COMMON     552691107    22073513178183 SH      DEFINED   01   13178183
Millennium Chemicals Inc      COMMON     599903101     54251 2557800 SH      DEFINED   01    2557800
National City Corp            COMMON     635405103      7439  192620 SH        SOLE           192620
Noranda Inc                   COMMON     655422103     46796 2682284 SH      DEFINED   01    2682284
Northrop Grumman Corp         COMMON     666807102       536   10046 SH        SOLE            10046
Nortel Networks Corp          COMMON     656568102      2546  750000 SH      DEFINED   01     750000
Open Text Corp                COMMON     683715106      1515   87769 SH        SOLE            87769
Peoplesoft Inc                COMMON     712713106     36002 1813678 SH      DEFINED   01    1813678
PNC Finl Svcs Group Inc       COMMON     693475105     26326  486609 SH      DEFINED   01     486609
Powerwave Technologies In     COMMON     739363109       229   37180 SH        SOLE            37180
Price Communications Corp     COMMON     741437305     25092 1645346 SH      DEFINED   01    1645346
Province Healthcare Co        COMMON     743977100     41840 2000000 SH      DEFINED   01    2000000
Regions Financial Corp        COMMON     7591EP100      4695  142020 SH        SOLE           142020
Rouse Co                      COMMON     779273101    133760 2000000 SH      DEFINED   01    2000000
Serena Software Inc           COMMON     817492101      1403   83836 SH        SOLE            83836
Sovereign Bancorp Inc         COMMON     845905108      2931  134334 SH        SOLE           134334
Sprint Corp                  COM FON     852061100    21007710436000 SH      DEFINED   01   10436000
Stats Chippac Ltd         SPONSORED ADR  85771T104     23292 3894983 SH      DEFINED   01    3894983
Teva Pharmaceutical Inds       ADR       881624209      9335  359718 SH        SOLE           359718
Titan Corp                    COMMON     888266103    105823 7575000 SH      DEFINED   01    7575000
UnitedHealth Group Inc        COMMON     91324P102      9582  129943 SH        SOLE           129943
Univision Communications       CL A      914906102       418   13230 SH        SOLE            13230
Viacom Inc                     CL B      925524308     13009  387635 SH      DEFINED   01     387635
Wellpoint Health Network      COMMON     94973H108    288945 2749500 SH      DEFINED   01    2749500
Wheaton Riv Minerals Ltd      COMMON     962902102      6108 1940100 SH      DEFINED   01    1940100
Yahoo Inc                     COMMON     984332106     28882  851726 SH        SOLE           851726
Yellow Roadway Corp           COMMON     985577105      9499  202588 SH        SOLE           202588

                                                     2403137